Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 8:- FINANCIAL INSTRUMENTS

Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2025	2024	2024
		Unaudited		Audited
	Note	USD in thousands
Financial assets:
Cash and cash equivalents		$1,566	$316	$1,560
Short-term deposits		-	2,308	-
Related parties		659	2,448	4,239
Other receivables		49	190	449
Investments in financial assets		326	403	871

		$2,600	$5,665	$7,119

Financial liabilities:
Credit from others		$-	$-	$75
Convertible debenture		2,086	-	-
Warrants liability		1,568	345	-
Other short-term liability		341	-	-
Lease liability		25	64	48

Total financial and lease liabilities		$4,020	$409	$123